Other long-term investments	6 Months Ended
Jun. 30, 2020
Long Term Investments [Abstract]
Other long-term investments
8	Other long-term investments

The Group’s other long-term investments consist of securities without readily determinable fair value and over which the Group has neither significant influence nor control through investments in common stock or in-substance common stock. There was no change in fair value related to the investments for the six months ended June 30, 2019 and 2020. The investments are not considered material to the Group’s financial position.

As of December 31, 2019 and June 30, 2020, the Group had long-term investments in equity securities without readily determinable fair value at an amount of US$1,503 and US$3,445, respectively.

As of December 31, 2019 and June 30, 2020, the Group had prepayments of US$1,000 and US$6,785, respectively, for certain long-term equity investments. As of the date of these interim condensed consolidated financial statements, the investments have not been completed.